Law Offices of
                      Paul, Hastings, Janofsky & Walker LLP
                                55 Second Street
                      San Francisco, California 94105-3441
                            Telephone (415) 856-7000
                            Facsimile (415) 856-7100
                          Internet www.paulhastings.com

                                  July 3, 2002

VIA EDGAR
---------

Secretary
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

      Re:   The Montgomery Funds II
            File Nos. 33-69686 and 811-8064

Sir or Madam:

            On behalf of The Montgomery Funds II (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, we hereby certify that the Prospectus for the Class R shares of the Montgomery Global Long-Short Fund and the Montgomery Emerging Markets Focus Fund, two series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A as filed electronically with the Commission on June 28, 2002.

            Please direct any inquiries regarding this filing to the undersigned
(415) 856-7049.

                                       Very truly yours,

                                       /s/ Thao H. Ngo
                                 for PAUL, HASTINGS, JANOFSKY & WALKER LLP

cc:   Dana Schmidt
      David A. Hearth, Esq., Julie Allecta, Esq., Adam Mizock, Esq.